UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2015

Item 1. Schedule of Investments.

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 90.0%
	AUSTRALIA – 10.4%
25,590	BHP Billiton Ltd.	$582,922
257,000	Newcrest Mining Ltd.*	2,713,056
813,837	Novion Property Group	1,469,912
153,843	Origin Energy Ltd.	1,279,130
22,405	Woolworths Ltd.	554,325
		6,599,345
	BRAZIL – 7.7%
337,856	Cia Energetica de Minas Gerais - ADR	1,523,731
224,300	Grendene S.A.	1,164,424
119,200	Telefonica Brasil S.A. - ADR	2,198,048
		4,886,203
	CANADA – 15.8%
55,995	ARC Resources Ltd.	1,013,524
134,200	Barrick Gold Corp.	1,715,076
82,500	Goldcorp, Inc.	1,982,475
454,800	Kinross Gold Corp.*	1,541,772
346,500	Major Drilling Group International, Inc.	1,854,254
140,700	Precision Drilling Corp.	718,614
283,490	Yamana Gold, Inc.	1,165,144
		9,990,859
	CHILE – 1.4%
1,544,742	Aguas Andinas S.A. - A Shares	884,768

	HONG KONG – 3.7%
177,500	China Mobile Ltd.	2,346,884

	JAPAN – 12.2%
333,000	Aozora Bank Ltd.	1,219,365
186,000	Isuzu Motors Ltd.	2,504,973
203,000	ITOCHU Corp.	2,074,427
92,000	JGC Corp.	1,890,846
		7,689,611
	MALAYSIA – 2.9%
750,747	Malayan Banking Bhd	1,804,441

	NETHERLANDS – 3.2%
65,332	Royal Dutch Shell PLC - A Shares	1,987,643

	NEW ZEALAND – 4.7%
846,152	Kiwi Property Group Ltd.	812,602
906,410	Spark New Zealand Ltd.	2,176,175
		2,988,777

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NORWAY – 9.1%
99,960	Atea ASA	$1,109,459
131,550	Fred Olsen Energy ASA	1,101,656
23,969	Leroey Seafood Group ASA	843,859
116,360	Statoil ASA	1,933,836
35,800	Telenor ASA	770,595
		5,759,405
	SINGAPORE – 2.0%
427,000	Singapore Telecommunications Ltd.	1,287,818

	SWEDEN – 2.2%
115,000	Telefonaktiebolaget LM Ericsson - ADR	1,394,950

	SWITZERLAND – 5.8%
25,575	Nestle S.A.	1,962,273
7,029	Valora Holding A.G.*	1,700,984
		3,663,257
	THAILAND – 2.1%
2,525,000	Thai Beverage PCL	1,343,879

	TURKEY – 2.6%
112,400	Turkcell Iletisim Hizmetleri AS - ADR*	1,623,056

	UNITED KINGDOM – 4.2%
773,300	Tesco PLC	2,617,852

	TOTAL COMMON STOCKS (Cost $67,404,505)	56,868,748

Principal Amount

	SHORT-TERM INVESTMENTS – 10.0%
$6,346,407	UMB Money Market Fiduciary, 0.010%[1]	6,346,407

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,346,407)	6,346,407

	TOTAL INVESTMENTS – 100.0% (Cost $73,750,912)	63,215,155
	Liabilities in Excess of Other Assets – 0.0%	(122)

	TOTAL NET ASSETS – 100.0%	$63,215,033

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Principal Amount[6]		Value

	FIXED INCOME SECURITIES – 93.2%
	AUSTRALIA – 10.4%
1,500,000	Coca-Cola Amatil Ltd. 4.625%, 5/21/2021	$1,245,087
	Queensland Treasury Corp.
2,500,000	6.000%, 6/14/2021	2,361,230
1,500,000	5.750%, 7/22/2024	1,453,219
1,000,000	Telstra Corp. Ltd. 7.750%, 7/15/2020	954,535
		6,014,071
	BERMUDA – 0.8%
5,000,000	Seadrill Ltd. 3.510%, 3/18/2019[1]	453,567

	BRAZIL – 1.4%
	Brazilian Government International Bond
1,000,000	12.500%, 1/5/2016	376,030
1,000,000	12.500%, 1/5/2022	417,396
		793,426
	CANADA – 10.6%
1,000,000	Baytex Energy Corp. 6.625%, 7/19/2022[2]	755,489
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,754,938
1,750,000	Export Development Canada 3.875%, 3/16/2017	1,278,813
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	417,761
750,000	Province of Ontario Canada 1.900%, 9/8/2017	607,814
500,000	Sanjel Corp. 7.500%, 6/19/2019[2,3]	337,500
1,250,000	Sirius XM Canada Holdings, Inc. 5.625%, 4/23/2021[2,3]	976,332
		6,128,647
	CAYMAN ISLANDS – 4.0%
5,000,000	AmBev International Finance Co., Ltd. 9.500%, 7/24/2017	1,815,861
500,000	Marfrig Overseas Ltd. 9.500%, 5/4/2020[2]	471,875
		2,287,736

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Principal Amount[6]		Value

	FIXED INCOME SECURITIES (Continued)
	CHILE – 5.4%
550,000,000	Banco Santander Chile 6.750%, 6/1/2016	$898,032
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	1,268,956
600,000,000	Telefonica Moviles Chile S.A. 6.300%, 11/15/2016	980,239
		3,147,227
	GERMANY – 6.0%
	KFW
20,000,000	7.000%, 6/14/2016	270,573
14,500,000	5.000%, 5/22/2019	2,192,409
7,000,000	3.500%, 1/22/2021	984,432
		3,447,414
	INDIA – 2.3%
1,305,000	ICICI Bank Ltd. 7.250%, 8/29/2049[1,2]	1,329,469

	LUXEMBOURG – 0.8%
500,000	VTB Bank OJSC Via VTB Capital S.A. 3.150%, 12/16/2016	443,803

	MALAYSIA – 4.9%
10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	2,813,779

	MEXICO – 8.3%
20,000,000	America Movil S.A.B. de C.V. 9.000%, 1/15/2016	1,397,270
42,000,000	Mexican Bonos 5.000%, 6/15/2017	2,894,953
500,000	TV Azteca S.A.B. de C.V. 7.625%, 9/18/2020[2]	520,000
		4,812,223
	NEW ZEALAND – 5.8%
2,000,000	Fonterra Cooperative Group Ltd. 5.520%, 2/25/2020	1,541,679
2,100,000	New Zealand Government Bond 3.000%, 9/20/2030	1,818,696
		3,360,375
	NORWAY – 3.1%
3,000,000	BOA Offshore A.S. 8.220%, 12/18/2018[1]	311,614

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Principal Amount[6]		Value

	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
6,000,000	Kommunalbanken A.S. 2.875%, 5/16/2017	$810,469
5,000,000	Marine Harvest ASA 5.090%, 3/12/2018[1,2]	657,690
		1,779,773
	PERU – 3.3%
5,000,000	Peruvian Government International Bond 7.840%, 8/12/2020	1,892,008

	POLAND – 4.1%
	Poland Government Bond
3,000,000	4.750%, 10/25/2016	855,338
2,500,000	2.010%, 1/25/2017[1]	677,682
3,000,000	2.000%, 1/25/2018[1]	812,409
		2,345,429
	RUSSIA – 0.8%
34,000,000	Russian Federal Bond - OFZ 7.350%, 1/20/2016	464,017

	SINGAPORE – 5.1%
1,000,000	CapitaLand Ltd. 2.100%, 11/15/2016[4]	742,904
2,000,000	Genting Singapore PLC 5.125%, 3/29/2049[1,2]	1,452,921
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[1,2]	755,186
		2,951,011
	SOUTH KOREA – 3.5%
2,750,000	Korea Development Bank 5.250%, 4/3/2018	2,050,946

	SWEDEN – 5.6%
9,000,000	City of Stockholm Sweden 3.000%, 4/3/2017	1,158,704
9,250,000	Kommuninvest I Sverige A.B. 4.000%, 8/12/2017	1,227,378
4,000,000	Magnolia Bostad A.B. 8.000%, 5/2/2018[2,3]	481,013
3,000,000	Tele2 A.B. 4.875%, 5/15/2017	395,281
		3,262,376

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Principal Amount[6]		Value

	FIXED INCOME SECURITIES (Continued)
	SWITZERLAND – 4.0%
1,750,000	Switzerland Government Bond 1.250%, 6/27/2037	$2,294,707

	UNITED KINGDOM – 2.2%
1,399,360	IGAS Energy PLC 10.000%, 3/22/2018[2]	1,245,430

	UNITED STATES – 0.8%
	Allied Nevada Gold Corp.
1,000,000	8.750%, 6/1/2019[2]	318,722
500,000	8.750%, 6/1/2019[2,3]	127,882
		446,604
	TOTAL FIXED INCOME SECURITIES (Cost $65,490,285)	53,764,038

Number of Shares

	PREFERRED STOCKS – 1.3%
	HONG KONG – 1.3%
30,000	Seaspan Corp. 8.250%, 12/31/49[2]	770,400

	TOTAL PREFERRED STOCKS (Cost $750,000)	770,400

Principal Amount[6]

	SHORT-TERM INVESTMENTS – 2.8%
1,632,993	UMB Money Market Fiduciary, 0.010%[5]	1,632,993

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,632,993)	1,632,993

	TOTAL INVESTMENTS – 97.3% (Cost $67,873,278)	56,167,431
	Other Assets in Excess of Liabilities – 2.7%	1,544,671

	TOTAL NET ASSETS – 100.0%	$57,712,102

PLC – Public Limited Company

[1]	Variable, floating or step rate security.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

[4]	Convertible security.
[5]	The rate is the annualized seven-day yield at period end.
[6]	Local currency.

See accompanying Notes to Schedule of Investments.

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 82.1%
	GOLD MINING – 33.3%
100,120	Agnico Eagle Mines Ltd.	$3,376,047
17,500	AngloGold Ashanti Ltd. - ADR*	216,650
10,000	B2Gold Corp.*1	19,674
790,000	B2Gold Corp.*	1,548,400
5,000	Barrick Gold Corp.[1]	63,900
37,000	Cia de Minas Buenaventura S.A. - ADR	422,540
19,990	Detour Gold Corp.*1	204,509
186,100	DRDGOLD Ltd. - ADR	431,752
225,000	Eldorado Gold Corp.	1,075,500
132,180	Goldcorp, Inc.	3,176,286
30,000	Kinross Gold Corp.*	101,700
200,000	Lake Shore Gold Corp.*1	179,429
590,000	Mandalay Resources Corp.[1]	431,809
637,490	New Gold, Inc.*	2,779,456
12,000	Newmont Mining Corp.	301,800
18,000	Randgold Resources Ltd. - ADR	1,534,680
601,100	Yamana Gold, Inc.	2,470,521
		18,334,653
	ROYALTY COMPANIES – 15.4%
220,000	Callinan Royalties Corp.[1]	311,639
80,096	Franco-Nevada Corp.[1]	4,613,530
2,461,000	Gold Royalties Corp.*1, 5	203,357
5,000	Osisko Gold Royalties Ltd.[1]	67,246
39,700	Royal Gold, Inc.	2,876,662
95,000	Sandstorm Gold Ltd.*	383,800
		8,456,234
	PRECIOUS METALS EXPLORATION – 27.4%
430,000	Almaden Minerals Ltd. *1	510,978
1,911,417	Almaden Minerals Ltd. *	2,293,700
165,000	Almaden Minerals Ltd. *1, 2, 4	155,820
240,000	Asanko Gold, Inc.*1	374,400
300,000	Balmoral Resources Ltd.*1	221,925
703,500	Cartier Resources, Inc.*1	59,515
100,000	Corvus Gold, Inc.*1	85,780
120,000	Dalradian Resources, Inc.*[1,2,4]	84,993
50,000	Dalradian Resources, Inc. *1	40,529
1,146,863	Eurasian Minerals, Inc.*	858,427
1,993,000	Evrim Resources Corp.*1, 5	294,080
650,000	Gold Canyon Resources, Inc.*1	81,845
140,000	Kaminak Gold Corp. - Class A*1	115,684
300,000	Kiska Metals Corp.*1	14,165
40,000	Lundin Gold, Inc.*1	126,230
1,000,000	Medgold Resources Corp. *1, 2, 4	77,910

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
416,666	Medgold Resources Corp. *1	$39,348
440,000	Metals Creek Resources Corp.*1	9,522
895,500	Midas Gold Corp.*1	366,459
1,007,000	Midland Exploration, Inc.*1	578,508
609,000	Midland Exploration, Inc. *1, 2, 4	237,715
2,166,000	Miranda Gold Corp.*1	183,242
580,200	Mirasol Resources Ltd.*1	520,523
500,000	Mundoro Capital, Inc.*1	57,055
80,000	Nevada Sunrise Gold Corp.*1	26,442
250,000	Newmarket Gold, Inc.*1	53,612
300,000	Orezone Gold Corp.*1	132,211
220,000	Pilot Gold, Inc.*1	193,909
100,000	PJX Resources, Inc.*1	13,772
268,131	Pretium Resources, Inc.*	1,791,115
1,453,000	Radius Gold, Inc.*1	108,629
250,000	Renaissance Gold, Inc.*1	57,055
1,532,400	Revelo Resources Corp.*1	138,684
773,500	Riverside Resources, Inc.*1	158,267
690,000	Romarco Minerals, Inc.*1	309,514
95,000	Rubicon Minerals Corp.*	107,350
1,100,000	Rye Patch Gold Corp.*1	121,193
5,100,000	Skeena Resources Ltd. *1, 2, 4	288,975
35,000	Solitario Exploration & Royalty Corp.*	29,050
500,000	Strategic Metals Ltd.*1	129,850
900,000	Sunridge Gold Corp.*1	102,699
1,000,000	Thunderstruck Resources Ltd. *1, 2, 4, 5	37,774
226,600	Virginia Mines, Inc.*1	2,796,166
2,586,365	Vista Gold Corp.*	1,008,682
1,510,000	West Kirkland Mining, Inc.*1	65,358
		15,058,660
	SILVER: EXPLORATION AND MINING – 2.5%
68,266	Fortuna Silver Mines, Inc.*	329,725
511,000	Golden Arrow Resources Corp.*1	106,567
1,250,000	Golden Arrow Resources Corp. *1, 2, 4	188,872
41,500	Pan American Silver Corp.	483,890
13,000	Silver Wheaton Corp.	298,610
		1,407,664
	DIVERSIFIED EXPLORATION AND MINING – 3.5%
43,500	Altius Minerals Corp.*1	475,155
2,550,000	Bitterroot Resources Ltd.*1	15,051
13,000	Freeport-McMoRan Copper & Gold, Inc.	218,530
257,500	Ivanhoe Mines Ltd.*1	154,010
261,000	Lara Exploration Ltd.*1	77,024

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	DIVERSIFIED EXPLORATION AND MINING (Continued)
10,000	Nevsun Resources Ltd.	$34,600
158,910	Northern Dynasty Minerals Ltd.*	69,920
239,900	Reservoir Minerals, Inc.*1	849,571
30,000	Sprott Resource Corp.*1	40,844
		1,934,705
	TOTAL COMMON STOCKS (Cost $49,835,621)	45,191,916

	INVESTMENT MANAGEMENT COMPANIES – 12.3%
	PRECIOUS METALS – 6.3%
5,000	Direxion Daily Gold Miners Bull 3x Shares - ETF*	92,050
150,000	Golden Prospect Precious Metals Ltd.*1	71,735
40,000	Market Vectors Gold Miners ETF	891,600
8,000	Market Vectors Junior Gold Miners ETF*	221,920
104,000	Sprott Gold Miners - ETF*	2,165,280
		3,442,585
	BULLION – 6.0%
53,000	Central Fund of Canada Ltd. - Class A1	701,190
38,616	Central GoldTrust*	1,730,769
10,000	iShares Silver Trust - ETF*	165,400
8,000	Sprott Physical Platinum & Palladium Trust - ETF*	68,720
20,100	Sprott Physical Silver Trust*	138,489
400	ZKB Gold - Class A - ETF*1	497,408
		3,301,976
	TOTAL INVESTMENT MANAGEMENT COMPANIES (Cost $7,143,289)	6,744,561

	WARRANTS – 0.0%
	PRECIOUS METALS ROYALTIES – 0.0%
500,000	Gold Royalties Corp., Expiration Date: April 25, 2016*1, 4	—
1,250,000	Gold Royalties Corp., Expiration Date: December 6, 2015*1, 4	—
		—
	SILVER: EXPLORATION AND MINING – 0.0%
1,250,000	Golden Arrow Resources Corp., Expiration Date: December 18, 2016*1, 2, 4	—

	PRECIOUS METALS EXPLORATION – 0.0%
	Almaden Minerals Ltd.
215,000	Expiration Date: June 19, 2015*1, 2, 4	—
82,500	Expiration Date: January 20, 2016*1, 2, 4	—
60,000	Dalradian Resources, Inc., Expiration Date: July 31, 2017*1, 2, 4	—
440,000	Gold Canyon Resources, Inc., Expiration Date: August 19, 2015*1, 4	—
1,227,900	Iron Creek Capital Corp., Expiration Date: April 17, 2019*1, 2, 4	—
300,000	Kiska Metals Corp., Expiration Date: February 28, 2017*1, 4	—
1,000,000	Medgold Resources Corp., Expiration Date: February 4, 2016*1, 2, 4	—

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	WARRANTS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
304,500	Midland Exploration, Inc., Expiration Date: December 2, 2016*1, 2, 4	$—
44,000	Midland Exploration, Inc., Expiration Date: June 19, 2015*1, 2, 4	—
5,100,000	Skeena Resources, Inc., Expiration Date: October 27, 2016*1, 2, 4	—
570,000	Sunridge Gold Corp., Expiration Date: October 18, 2017*1	12,335
500,000	Thunderstruck Resources Ltd., Expiration Date: November 4, 2017*1, 2, 4	—
	West Kirkland Mining, Inc.
330,000	Expiration Date: April 17, 2019*1	4,545
1,010,000	Expiration Date: April 17, 2019*1, 2, 4	—
		16,880
	TOTAL WARRANTS (Cost $26,301)	16,880

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.5%
	CALL OPTIONS – 0.5%
	Agnic Eagle Mines Ltd.
20	Exercise Price: $28, Expiration Date: January 21, 2017*	21,650
30	Exercise Price: $30, Expiration Date: January 21, 2017*	28,650
	Goldcorp, Inc.
80	Exercise Price: $25, Expiration Date: January 21, 2017*	36,400
100	Exercise Price: $27, Expiration Date: January 21, 2017*	38,750
100	Exercise Price: $23, Expiration Date: January 16, 2016*	37,500
50	Exercise Price: $30, Expiration Date: January 16, 2016*	7,850
	Kinross Gold Corp.
150	Exercise Price: $5, Expiration Date: January 16, 2016*	5,250
150	Exercise Price: $7, Expiration Date: January 16, 2016*	2,625
	New Gold, Inc.
100	Exercise Price: $5, Expiration Date: January 21, 2017*	12,500
200	Exercise Price: $7, Expiration Date: January 21, 2017*	15,000
	Pan American Silver Corp.
100	Exercise Price: $12, Expiration Date: January 16, 2016*	18,250
75	Exercise Price: $15, Expiration Date: January 16, 2016*	6,750
	Royal Gold, Inc.
15	Exercise Price: $75, Expiration Date: January 16, 2016*	12,825
	Yamana Gold, Inc.
100	Exercise Price: $5, Expiration Date: January 21, 2017*	11,400
200	Exercise Price: $7, Expiration Date: January 21, 2017*	14,000
70	Exercise Price: $12, Expiration Date: January 16, 2016*	490
100	Exercise Price: $15, Expiration Date: January 16, 2016*	500
		270,390
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $258,128)	270,390

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 5.8%
$3,171,734	UMB Money Market Fiduciary, 0.010%[3]	$3,171,734

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,171,734)	3,171,734

	TOTAL INVESTMENTS – 100.7% (Cost $60,435,073)	55,395,481
	Liabilities in Excess of Other Assets – (0.7)%	(377,031)

	TOTAL NET ASSETS – 100.0%	$55,018,450

Number of Contracts

	SECURITIES SOLD SHORT – (0.1)%
	WRITTEN OPTIONS CONTRACTS – (0.1)%
	CALL OPTIONS – (0.1)%
	AngloGold Ashanti Ltd.
(100)	Exercise Price: $14, Expiration Date: February 21, 2015*	(1,500)
(75)	Exercise Price: $15, Expiration Date: March 21, 2015*	(1,687)
	Barrick Gold Corp.
(50)	Exercise Price: $15, Expiration Date: February 21, 2015*	(500)
	Kinross Gold Corp.
(100)	Exercise Price: $4, Expiration Date: February 21, 2015*	(1,700)
(200)	Exercise Price: $4, Expiration Date: February 21, 2015*	(1,200)
	Newmont Mining Corp.
(70)	Exercise Price: $23, Expiration Date: February 21, 2015*	(17,500)
(50)	Exercise Price: $24, Expiration Date: February 21, 2015*	(8,550)
	Randgold Resources Ltd.
(80)	Exercise Price: $95, Expiration Date: February 21, 2015*	(4,800)
(40)	Exercise Price: $105, Expiration Date: March 21, 2015*	(1,500)
	Yamana Gold, Inc.
(100)	Exercise Price: $5, Expiration Date: February 21, 2015*	(400)
(45)	Exercise Price: $6, Expiration Date: February 21, 2015*	(90)
(100)	Exercise Price: $5, Expiration Date: March 21, 2015*	(1,000)
(100)	Exercise Price: $5, Expiration Date: April 18, 2015*	(1,900)
		(42,327)
	PUT OPTIONS – 0.0%
	Eldorado Gold Corp.
(100)	Exercise Price: $4, Expiration Date: February 21, 2015*	(1,000)
(100)	Exercise Price: $4, Expiration Date: March 21, 2015*	(2,250)
	Freeport McMoran, Inc.
(50)	Exercise Price: $19, Expiration Date: February 21, 2015*	(11,400)
	Harmony Gold Mining Co., Ltd.
(100)	Exercise Price: $2, Expiration Date: February 21, 2015*	—

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Contracts		Value

	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	Pan American Silver Corp.
(50)	Exercise Price: $9, Expiration Date: February 21, 2015*	$(250)
		(14,900)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $36,429)	(57,227)

	TOTAL SECURITIES SOLD SHORT (Proceeds $36,429)	$(57,227)

ADR – American Depositary Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securitiy fair valued under direction of the Board of Trustees. The aggregate value of such investments is 1.95% of net assets.
[3]	The rate is the annualized seven-day yield at period end.
[4]	Fair value under procedures established by the Board of Trustees, represents 1.95% of net assets.
[5]	Affiliated company.

See accompanying Notes to Schedule of Investments.

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 84.0%
	AUSTRALIA – 6.7%
1,298,000	Novion Property Group	$2,344,383
71,200	Woolworths Ltd.	1,761,569
		4,105,952
	BRAZIL – 9.6%
81,000	BM&FBovespa S.A.	274,699
426,400	Cia Energetica de Minas Gerais - ADR	1,923,064
252,300	Grendene S.A.	1,309,782
126,000	Telefonica Brasil S.A. - ADR	2,323,440
		5,830,985
	CANADA – 1.7%
75,547	Freehold Royalties Ltd.	1,059,453

	CHILE – 3.2%
3,392,000	Aguas Andinas S.A. - A Shares	1,942,806

	FRANCE – 3.1%
36,780	Total S.A. - ADR	1,894,538

	GERMANY – 3.0%
61,600	Freenet A.G.	1,841,736

	HONG KONG – 3.9%
182,000	China Mobile Ltd.	2,406,383

	JAPAN – 2.7%
210,000	Aozora Bank Ltd.	768,969
86,000	ITOCHU Corp.	878,821
		1,647,790
	MALAYSIA – 3.3%
836,000	Malayan Banking Bhd	2,009,349

	NETHERLANDS – 2.9%
29,080	Royal Dutch Shell PLC - ADR - Class A	1,786,966

	NEW ZEALAND – 5.9%
1,449,000	Kiwi Property Group Ltd.	1,391,546
907,000	Spark New Zealand Ltd.	2,177,592
		3,569,138
	NORWAY – 10.6%
184,679	Atea ASA	2,049,758
234,200	Fred Olsen Energy ASA	1,961,291
9,692	Leroey Seafood Group ASA	341,219
51,600	Statoil ASA - ADR	866,880
59,400	Telenor ASA	1,278,585
		6,497,733
	SINGAPORE – 9.9%
1,264,000	Ascendas India Trust	798,876

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE (Continued)
779,000	Ascendas Real Estate Investment Trust	$1,416,573
601,000	Singapore Telecommunications Ltd.	1,812,596
3,284,961	Starhill Global REIT	2,015,463
		6,043,508
	SWEDEN – 5.5%
55,161	Betsson A.B.*	2,068,654
107,800	Telefonaktiebolaget LM Ericsson - ADR	1,307,614
		3,376,268
	SWITZERLAND – 3.4%
8,610	Valora Holding A.G.*	2,083,579

	TAIWAN – 1.1%
62,000	Asustek Computer, Inc.	654,164

	TURKEY – 3.3%
139,200	Turkcell Iletisim Hizmetleri AS - ADR*	2,010,048

	UNITED KINGDOM – 4.2%
758,000	Tesco PLC	2,566,057

	TOTAL COMMON STOCKS (Cost $55,708,619)	51,326,453

Principal Amount

	SHORT-TERM INVESTMENTS – 16.0%
$9,775,253	UMB Money Market Fiduciary, 0.010%[1]	9,775,253

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,775,253)	9,775,253

	TOTAL INVESTMENTS – 100.0% (Cost $65,483,872)	61,101,706
	Other Assets in Excess of Liabilities – 0.0%	2,103

	TOTAL NET ASSETS – 100.0%	$61,103,809

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EP China Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.9%
	BASIC MATERIALS – 0.0%
2,700,000	China Forestry Holdings Co., Ltd.*1	$—

	COMMUNICATIONS – 3.6%
11,500	Alibaba Group Holding Ltd. - ADR*	1,024,420
393,000	Pacific Online Ltd.	144,439
		1,168,859
	CONSUMER, CYCLICAL – 17.7%
175,000	Great Wall Motor Co., Ltd. - Class H	998,881
240,000	Haier Electronics Group Co., Ltd.	644,517
600,000	Minth Group Ltd.	1,249,031
900,000	Nexteer Automotive Group Ltd.	887,032
550,000	Sa Sa International Holdings Ltd.	355,294
200,000	Sands China Ltd.	973,670
180,000	Shenzhou International Group Holdings Ltd.	654,035
		5,762,460
	CONSUMER, NON-CYCLICAL – 34.2%
500,000	China Medical System Holdings Ltd.	864,814
1,000,000	CSPC Pharmaceutical Group Ltd.	843,595
100,000	Hengan International Group Co., Ltd.	1,187,012
1,170,000	Lee's Pharmaceutical Holdings Ltd.	1,765,798
450,000	Phoenix Healthcare Group Co., Ltd.	764,460
210,000	Samsonite International S.A.	637,325
2,512,000	Sihuan Pharmaceutical Holdings Group Ltd.	1,617,118
1,700,001	Sino Biopharmaceutical	1,698,290
45,000	WuXi PharmaTech Cayman, Inc. - ADR*	1,804,500
		11,182,912
	DIVERSIFIED – 4.2%
104,000	Hutchison Whampoa Ltd.	1,380,442

	FINANCIAL – 9.0%
325,000	AIA Group Ltd.	1,886,604
100,000	Ping An Insurance Group Co. of China Ltd. - Class H	1,059,893
		2,946,497
	INDUSTRIAL – 21.6%
170,000	AAC Technologies Holdings, Inc.	1,086,421
521,000	Haitian International Holdings Ltd.	1,010,111
32,000	Hermes Microvision, Inc.	1,510,960
60,000	Hiwin Technologies Corp.	493,628
1,400,000	Sinotrans Ltd. - Class H	989,985
600,000	Techtronic Industries Co.	1,959,460
		7,050,565
	TECHNOLOGY – 5.5%
600,000	Lenovo Group Ltd.	772,555

EP China Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
230,000	Taiwan Semiconductor Manufacturing Co., Ltd.	$1,011,455
		1,784,010
	UTILITIES – 4.1%
1,000,000	Guangdong Investment Ltd.	1,342,337

	TOTAL COMMON STOCKS (Cost $20,729,194)	32,618,082

Principal Amount

	SHORT-TERM INVESTMENTS – 0.4%
$135,350	UMB Money Market Fiduciary, 0.010%[2]	135,350

	TOTAL SHORT-TERM INVESTMENTS (Cost $135,350)	135,350

	TOTAL INVESTMENTS – 100.3% (Cost $20,864,544)	32,753,432
	Liabilities in Excess of Other Assets – (0.3)%	(91,672)

	TOTAL NET ASSETS – 100.0%	$32,661,760

ADR – American Depositary Receipt

*	Non-income producing security.
[1]	Fair value under procedures established by the Board of Trustees, represents 0.00% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 101.2%
	AUSTRALIA – 0.0%
65,082	Isentric Ltd.*	$9,120

	CHINA – 6.3%
320,000	Haitian International Holdings Ltd.	620,414
1,200,000	PW Medtech Group Ltd.*	524,747
20,000	WuXi PharmaTech Cayman, Inc. - ADR*	802,000
		1,947,161
	HONG KONG – 2.7%
260,000	Techtronic Industries Co.	849,099

	INDIA – 10.8%
19,258	Cera Sanitaryware Ltd.	661,582
30,000	FIEM Industries Ltd.	434,609
180,000	Jyothy Laboratories Ltd.	837,789
99,949	LIC Housing Finance Ltd.	770,487
150,000	Sundram Fasteners Ltd.	496,917
71,763	Suprajit Engineering Ltd.	179,074
		3,380,458
	INDONESIA – 12.4%
3,000,000	Global Mediacom Tbk P.T.	437,572
1,000,000	Mitra Adiperkasa Tbk P.T.	462,224
750,000	Siloam International Hospitals Tbk P.T.*	793,369
6,000,000	Tiga Pilar Sejahtera Food Tbk P.T.	1,015,398
900,000	Ultrajaya Milk Industry & Trading Co. Tbk P.T.	292,982
3,000,000	Wijaya Karya Persero Tbk P.T.	880,158
		3,881,703
	PHILIPPINES – 18.2%
800,000	East West Banking Corp.*	479,730
50,000	GT Capital Holdings, Inc.	1,368,672
1,000,000	Puregold Price Club, Inc.	950,566
370,000	Robinsons Retail Holdings, Inc.	664,595
180,000	Security Bank Corp.	619,310
2,000,000	SSI Group, Inc.*	485,338
240,000	Universal Robina Corp.	1,125,979
		5,694,190
	SINGAPORE – 1.7%
550,000	Silverlake Axis Ltd.	531,095

	SOUTH KOREA – 20.4%
6,000	Hanssem Co., Ltd.	842,052
8,000	Hotel Shilla Co., Ltd.	742,308
22,000	i-SENS, Inc.*	1,259,485
18,000	Koh Young Technology, Inc.	780,644
16,900	KONA I Co., Ltd.	526,765

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
16,000	LEENO Industrial, Inc.	$582,713
14,000	Suheung Capsule Co., Ltd.	630,752
34,000	Vieworks Co., Ltd.	1,014,129
		6,378,848
	TAIWAN – 8.9%
180,000	Chroma ATE, Inc.	448,639
26,000	Hermes Microvision, Inc.	1,227,655
61,800	Hiwin Technologies Corp.	508,438
350,000	Taiwan Paiho Ltd.	591,722
		2,776,454
	THAILAND – 9.3%
1,400,000	MC Group PCL	628,503
320,000	Robinson Department Store PCL	437,568
1,100,000	Sino Thai Engineering & Construction PCL	879,687
800,000	Thaicom PCL	950,619
		2,896,377
	UNITED STATES – 5.1%
1,600,000	Nexteer Automotive Group Ltd.	1,576,946

	VIETNAM – 5.4%
316,940	Japan Vietnam Medical Instrument JSC	346,423
176,790	Mobile World Investment Corp.*	1,035,331
110,000	PetroVietnam Drilling and Well Services JSC	296,207
		1,677,961
	TOTAL COMMON STOCKS (Cost $23,837,758)	31,599,412

	WARRANTS – 0.0%
	MALAYSIA – 0.0%
33,332	KPJ Healthcare BHD, Expiration Date: January 24, 2019*	5,650

	TOTAL WARRANTS (Cost $0)	5,650

	TOTAL INVESTMENTS – 101.2% (Cost $23,837,758)	31,605,062
	Liabilities in Excess of Other Assets – (1.2)%	(374,321)

	TOTAL NET ASSETS – 100.0%	$31,230,741

ADR – American Depositary Receipt
PCL – Public Company Limited

*	Non-income producing security.

See accompanying Notes to Schedule of Investments.

EP Latin America Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.9%
	BELGIUM – 4.2%
6,000	Anheuser-Busch InBev N.V. - ADR	$732,420

	BRAZIL – 12.7%
35,000	BB Seguridade Participacoes S.A.	383,483
6,000	Embraer S.A. - ADR	211,560
100,000	International Meal Co. Holdings S.A.	285,097
17,000	Linx S.A.	299,922
10,700	M Dias Branco S.A.	330,176
25,000	Totvs S.A.	312,768
32,500	Weg S.A.	387,582
		2,210,588
	CHILE – 6.5%
1,000,000	Colbun S.A.	272,105
350,000	E.CL S.A.	546,555
175,000	Vina Concha y Toro S.A.	316,120
		1,134,780
	COLOMBIA – 1.6%
40,000	Organizacion Terpel S.A.*	281,967

	MEXICO – 73.9%
280,000	Alfa S.A.B. de C.V. - A Shares	513,133
140,000	Alpek S.A. de C.V.	155,602
240,000	Alsea S.A.B. de C.V.*	642,370
80,000	Arca Continental S.A.B. de C.V.	472,864
130,000	Banregio Grupo Financiero S.A.B. de C.V.	672,571
300,000	Bolsa Mexicana de Valores S.A.B. de C.V.	496,348
550,000	Cemex S.A.B. de C.V.*	488,375
175,000	Compartamos S.A.B. de C.V.	330,632
700,000	Consorcio ARA S.A.B. de C.V.*	301,678
375,000	Corp Actinver S.A.B. de C.V.*	401,531
12,000	Corporativo Fragua S.A.B. de C.V.	176,924
261,582	Credito Real S.A.B. de C.V.	527,195
37,000	El Puerto de Liverpool S.A.B. de C.V.	379,071
5,600	Fomento Economico Mexicano S.A.B. de C.V. - ADR*	467,936
150,000	Genomma Lab Internacional S.A.B. de C.V. - B Shares*	237,566
40,000	Gruma S.A.B. de C.V. - B Shares	433,263
145,000	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	665,049
140,000	Grupo Bimbo S.A.B. de C.V.*	356,223
110,000	Grupo Financiero Banorte S.A.B. de C.V. - O Shares	558,237
185,000	Grupo Herdez S.A.B. de C.V.	425,181
250,000	Grupo Industrial Saltillo S.A.B. de C.V.	541,879
230,000	Grupo Lala S.A.B. de C.V.	449,428
159,969	Grupo Lamosa S.A.B. de C.V.	291,881
125,000	Grupo Simec S.A.B. de C.V.*	350,996

EP Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
250,000	Hoteles City Express S.A.B. de C.V.*	$370,092
125,000	Infraestructura Energetica Nova S.A.B. de C.V.	593,582
103,557	Medica Sur S.A.B. de C.V.	387,298
24,000	Promotora y Operadora de Infraestructura S.A.B. de C.V.*	270,141
177,875	Qualitas Controladora S.A.B. de C.V.	352,914
300,000	Wal-Mart de Mexico S.A.B. de C.V.	579,406
		12,889,366
	TOTAL COMMON STOCKS (Cost $18,374,038)	17,249,121

Principal Amount

	SHORT-TERM INVESTMENTS – 1.4%
$236,498	UMB Money Market Fiduciary, 0.010%[1]	236,498

	TOTAL SHORT-TERM INVESTMENTS (Cost $236,498)	236,498

	TOTAL INVESTMENTS – 100.3% (Cost $18,610,536)	17,485,619
	Liabilities in Excess of Other Assets – (0.3)%	(47,636)

	TOTAL NET ASSETS – 100.0%	$17,437,983

ADR – American Depositary Receipt

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2015 (Unaudited)

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac Gold Fund (the “Gold Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP China Fund (formerly known as EPH China Fund) (the “China Fund”), EP Asia Small Companies Fund (the “Asia Small Companies Fund”), and EP Latin America Fund (the “Latin America Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).   The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation.  The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The China Fund commenced operations on July 31, 2009, and its primary investment objective is long-term capital appreciation. The China Fund’s fiscal year end was changed to October 31st as of July 1, 2011. The Asia Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Latin America Fund commenced operations on November 1, 2011, and its primary investment objective is to provide long-term capital appreciation.  The Gold Fund and China Fund are authorized to issue Class A shares. The International Value Fund, International Bond Fund, International Dividend Income Fund, Asia Small Companies Fund and Latin America Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund, Asia Small Companies Fund and Latin America Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

Note 3 – Federal Income Taxes
At January 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International	International	Gold	International Dividend Income
	Value Fund	Bond Fund	Fund	Fund

Cost of investments	$73,796,353	$67,873,278	$60,450,686	$65,511,393

Gross unrealized appreciation	$5,253,779	$499,418	$4,428,042	$2,268,397
Gross unrealized depreciation	(15,834,977)	(12,205,265)	(9,483,247)	(6,678,084)

Net unrealized appreciation (depreciation) on investments	$(10,581,198)	$(11,705,847)	$(5,055,205)	$(4,409,687)

	China	Asia Small Companies	Latin America
	Fund	Fund	Fund

Cost of investments	$20,881,401	$23,837,758	$18,610,536

Gross unrealized appreciation	$13,141,862	$8,936,151	$1,297,121
Gross unrealized depreciation	(1,269,831)	(1,168,847)	(2,422,038)

Net unrealized appreciation (depreciation) on investments	$11,872,031	$7,767,304	$(1,124,917)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. The following is a summary of the inputs used, as of January 31, 2015, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$11,554,698	$-	$-	$11,554,698
Communications	12,906,985	-	-	12,906,985
Consumer, Cyclical	7,444,809	-	-	7,444,809
Consumer, Non-cyclical	7,322,188	-	-	7,322,188
Energy	6,755,273	-	-	6,755,273
Financial	5,306,320	-	-	5,306,320
Industrial	1,890,846	-	-	1,890,846
Utilities	3,687,629	-	-	3,687,629
Short-Term Investments	6,346,407	-	-	6,346,407
Total Investments	$63,215,155	$-	$-	$63,215,155

	Level 1	Level 2	Level 3*	Total
International Bond Fund
Investments
Bonds
Basic Materials	$-	$446,604	$-	$446,604
Communications	-	5,223,657	-	5,223,657
Consumer, Cyclical	-	1,452,921	-	1,452,921
Consumer, Non-cyclical	-	5,732,192	-	5,732,192
Diversified	-	755,186	-	755,186
Energy	-	2,791,986	-	2,791,986
Financial	-	9,393,580	-	9,393,580
Government	-	27,238,537	-	27,238,537
Industrial	-	311,614	-	311,614
Utilities	-	417,761	-	417,761
Preferred Stock	770,400	-	-	770,400
Short-Term Investments	1,632,993	-	-	1,632,993
Total Investments	$2,403,393	$53,764,038	$-	$56,167,431

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

Gold Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks
Gold Mining	$18,334,653	$-	$-	$18,334,653
Royalty Companies	8,456,234	-	-	8,456,234
Precious Metals Exploration	14,175,473	-	883,187	15,058,660

Silver Exploration and Mining	1,218,792	-	188,872	1,407,664
Diversified Exploration and Mining	1,934,705	-	-	1,934,705
Investment Management Companies
Precious Metals	3,442,585	-	-	3,442,585
Bullion	3,301,976	-	-	3,301,976
Warrants
Precious Metals Royalties	-	-	-	-
Silver Exploration and Mining	-	-	-	-
Precious Metals Exploration	16,880	-	-	16,880
Purchased Call Options	-	270,390	-	270,390
Short-Term Investments	3,171,734	-	-	3,171,734
Total Investments	$54,053,032	$270,390	$1,072,059	$55,395,481

Liabilities
Investments
Written Call Options	$-	$42,327	$-	$42,327
Written Put Options	-	14,900	-	14,900
Total Liabilities	$-	$57,227	$-	$57,227

International Dividend Income Fund	Level 1	Level 2		Level 3*		Total
Investments
Common Stocks[1]	$51,326,453	$		$		$51,326,453
Short-Term Investments	9,775,253		-		-	9,775,253
Total Investments	$61,101,706		$-		$-	$61,101,706

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

China Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Communications	$1,024,420	$144,439	$-	$1,168,859
Consumer, Cyclical	-	5,762,460	-	5,762,460
Consumer, Non-cyclical	3,570,298	7,612,614	-	11,182,912
Diversified	1,380,442	-	-	1,380,442
Financial	-	2,946,497	-	2,946,497
Industrial	-	7,050,565	-	7,050,565
Technology	-	1,784,010	-	1,784,010
Utilities	-	1,342,337	-	1,342,337
Short-Term Investments	135,350	-	-	135,350
Total Investments	$6,110,510	$26,642,922	$-	$32,753,432

Asia Small Companies Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$2,423,521	$-	$2,423,521
Consumer, Cyclical	1,763,616	6,728,807	-	8,492,423
Consumer, Non-cyclical	2,475,660	6,176,514	-	8,652,174
Energy	-	296,207	-	296,207
Financial	-	3,238,198	-	3,238,198
Industrial	-	6,658,385	-	6,658,385
Technology	-	1,838,504	-	1,838,504
Warrants	5,650	-	-	5,650
Total Investments	$4,244,926	$27,360,136	$-	$31,605,062

Latin America Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$17,249,121	$-	$-	$17,249,121
Short-Term Investments	236,498	-	-	236,498
Total Investments	$17,485,619	$-	$-	$17,485,619

*	The Fund did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation for the International Value Fund, International Dividend Income Fund, China Fund and Asia Small Companies Fund. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2.

The Gold Fund had transfers out of Level 3 into Level 1 as a result of securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, converting to publicly traded securities.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
Gold Fund
Beginning balance October 31, 2014	$1,137,411
Transfers into Level 3	620,181
Transfers out of Level 3	(783,139)
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	97,606
Net purchases	-
Net sales	-
Balance as of January 31, 2015	$1,072,059

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2015:

Impact to
Valuation
	Fair Value				from an
	January 31,	Valuation	Unobservable	Input	increase in
	2015	Methodologies	Input(1)	Range/Value	Input(2)
Gold Fund - Common Stocks	$ 1,072,059	Fair Value Pricing	Discount for lack of marketability	10% - 20%	Decrease

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. A Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 5 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of January 31, 2015 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

	Value			Unrealized		Dividends	Net
Fund/Security	Beginning		Sales	Appreciation	Value End	Credited	Realized
Description	of Period	Purchases	Proceeds	(Depreciation)	of Period	to Income	Gain
Gold Fund
Evrim Resources Corp.	$370,195	$1,673	$-	$(77,788)	$294,080	$-	$-
Gold Royalties Corp.	253,287	14,305	-	(64,235)	203,357	-	-
Thunderstruck Resources Ltd.	-	87,656	-	(49,882)	37,774	-	-

	Shares			Shares
Fund/Security	Beginning			End
Description	of Period	Purchases	Sales	of Period
Gold Fund
Evrim Resources Corp.	1,983,500	9,500	-	1,993,000
Gold Royalties Corp.	2,196,000	265,000	-	2,461,000
Thunderstruck Resources Ltd.	-	1,000,000	-	1,000,000

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/1/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/1/2015

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/1/2015

* Print the name and title of each signing officer under his or her signature.